Share-Based Compensation (Schedule of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	$ 37,935	$ 25,355	$ 19,540
Income tax benefit	8,832	5,630	4,231
Net share-based compensation expense	29,103	19,725	15,309
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	3,337	2,328	1,672
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	7,632	4,167	3,055
Selling and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	10,412	6,123	4,285
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense before taxes	$ 16,554	$ 12,737	$ 10,528